Schedule I - Condensed Financial Information of Parent (Statement of Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION	$ (903)	$ 421	$ (179)	$ 115	$ (632)	$ 343	$ 28	$ (148)	$ (546)	$ (409)	$ 46
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $(8), respectively									(36)	(130)	(52)
Reclassification to earnings, net of $0 income tax for all periods									0	3	192
Total foreign currency translation adjustments									(36)	(127)	140
Derivative activity:
Change in derivative fair value, net of income tax benefit (expense) of $(198), $8 and $90, respectively									711	5	(368)
Reclassification to earnings, net of income tax expense of $0, $73 and $19, respectively									59	387	74
Pension activity:
Prior service cost for the period, net of income tax expense of $0, $0 and $1, respectively									0	0	(1)
Change in pension adjustments due to net actuarial gain (loss) for the period, net of income tax (expense) benefit of $(2), $(9) and $4, respectively									13	26	(14)
Reclassification of earnings, net of income tax expense of $1, $3 and $0, respectively									(1)	(1)	0
Total pension adjustments									14	27	(13)
OTHER COMPREHENSIVE INCOME (LOSS)									748	292	(167)
COMPREHENSIVE INCOME (LOSS)									243	(659)	(15)
OCI, Foreign Currency Transaction and Translation Gain (Loss), Arising During Period, Tax									0	0	(8)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax									0	0	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax									191	(1)	(110)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax									9	105	17
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Tax									0	0	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax									5	10	(4)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax									1	3	0
Total change in fair value of derivatives									770	392	(294)
Parent Company
Condensed Financial Statements, Captions [Line Items]
NET INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(546)	(409)	46
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $(8), respectively									(37)	(86)	0
Reclassification to earnings, net of $0 income tax for all periods									0	3	192
Total foreign currency translation adjustments									(37)	(83)	192
Derivative activity:
Change in derivative fair value, net of income tax benefit (expense) of $(198), $8 and $90, respectively									645	(7)	(309)
Reclassification to earnings, net of income tax expense of $0, $73 and $19, respectively									44	254	72
Pension activity:
Change in pension adjustments due to net actuarial gain (loss) for the period, net of income tax (expense) benefit of $(2), $(9) and $4, respectively									10	23	(12)
Reclassification of earnings, net of income tax expense of $1, $3 and $0, respectively									0	1	0
Total pension adjustments									10	24	(12)
OTHER COMPREHENSIVE INCOME (LOSS)									662	188	(57)
COMPREHENSIVE INCOME (LOSS)									116	(221)	(11)
OCI, Foreign Currency Transaction and Translation Gain (Loss), Arising During Period, Tax									0	0	(8)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax									0	0	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax									(198)	8	90
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax									0	(73)	(19)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax									(2)	(9)	4
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax									(1)	(3)	0
Total change in fair value of derivatives									$ 689	$ 247	$ (237)